Long-term Debt and Borrowing Arrangements	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt and Borrowing Arrangements
Long-term Debt and Borrowing Arrangements
Long-term debt and other borrowing arrangements consisted of:

	Maturity Date	As of December 31,
		2013	2012
Floating Rate Senior Notes	May 2014	$—	$250
3½% Convertible Notes	October 2014	66	128
Floating Rate Term Loan (a)	May 2016	—	49
4⅞% Senior Notes	November 2017	300	300
Floating Rate Senior Notes	December 2017	247	—
9⅝% Senior Notes	March 2018	—	446
8¼% Senior Notes	January 2019	691	730
Floating Rate Term Loan (a)	March 2019	989	689
9¾% Senior Notes	March 2020	223	250
6% Euro-denominated Senior Notes	March 2021	344	—
5½% Senior Notes	April 2023	500	—
		3,360	2,842
Other		34	63
Total		3,394	2,905
Less: Short-term debt and current portion of long-term debt		89	57
Long-term debt		$3,305	$2,848
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(a)
The Floating Rate Term Loans are part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

Convertible Notes
3½% Convertible Senior Notes. The Company’s 3½% Convertible Senior Notes due October 2014 (the “Convertible Notes”) were issued in October 2009 at par value, for aggregate proceeds of $345 million. The Convertible Notes are senior unsecured obligations of the Company. The Convertible Notes are not redeemable by the Company prior to maturity; however, they are convertible by the holders at any time prior to the second trading day before the maturity date of the Convertible Notes. The initial conversion rate for the Convertible Notes is 61.5385 shares of common stock per $1,000 principal amount, which is equal to an initial conversion price of approximately $16.25 per share, and which is subject to adjustment under certain circumstances.
Concurrently with the issuance of the Convertible Notes, the Company purchased a convertible note hedge and entered into a warrant transaction, which effectively increased the conversion price of the Convertible Notes, from the Company’s perspective, to $22.50 per share. The convertible note hedge was intended to reduce the net number of shares required to be issued upon conversion of the Convertible Notes.
During 2013 and 2012, the Company repurchased $62 million and $217 million, respectively, of its Convertible Notes at a cost of $115 million and $257 million, respectively. In conjunction with the repurchase of the Convertible Notes, the Company repurchased warrants and sold convertible note hedges corresponding to the repurchased Convertible Notes. In December 2013, the Company unwound the remaining outstanding convertible note hedge and warrants. See Note 16-Stockholders’ Equity for further details.
Term Loans
Floating Rate Term Loan due 2016. In October 2012, the Company issued an incremental $30 million under its Floating Rate Term Loan due 2016. In December 2013, the Company repaid the entire outstanding principal amount plus any accrued and unpaid interest.
Floating Rate Term Loan due 2019. The Company issued $500 million and $200 million of Floating Rate Term Loan in March and October 2012, respectively, under the Company’s senior credit facility. The Company used the proceeds of the loan to repay approximately $420 million of term loan borrowings due 2014 and 2018 and $75 million of its senior notes due 2014.
During 2013, the Company amended its senior credit facility to issue, in aggregate, an additional $300 million of term loan due 2019. A portion of the proceeds was used to partially fund the acquisition of Zipcar. The term loan has a committed aggregate principal amount of $1 billion and bears interest at the greater of three-month LIBOR or 0.75% plus 225 basis points, for an aggregate rate of 3.00% at December 31, 2013; however, the Company has entered into an interest rate swap to hedge $600 million of its interest rate exposure related to the floating rate term loan at an aggregate rate of 3.96%.
Senior Notes
Floating Rate Senior Notes due 2014. In June 2013, the Company repaid $100 million of outstanding principal, and in December 2013, the Company repaid the remaining outstanding principal of $150 million.
4⅞% Senior Notes due 2017. In November 2012, the Company issued its 4⅞% Senior Notes at par, for aggregate proceeds of $300 million with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part at any time on or after May 15, 2015, at specified prices, plus any accrued and unpaid interest through the redemption date.
Floating Rate Senior Notes due 2017. In November 2013, the Company issued its Floating Rate Senior Notes at 98.75% of their face value for aggregate proceeds of $247 million. The interest rate on these notes is equal to three-month LIBOR plus 275 basis points, for an aggregate rate of 3.00% at December 31, 2013; however, the Company has entered into an interest rate swap to hedge its interest rate exposure related to the these notes at an aggregate rate of 3.58%.

In connection with the sale of the Floating Rate Notes due December 2017, the Company entered into a registration rights agreement, under which it has agreed to use its reasonable best efforts to file with the Securities and Exchange Commission and cause to become effective a registration statement with respect to a registered offer to exchange the notes for new notes, with substantially identical terms in all material respects. In accordance with the registration rights agreement, the Company could be required to pay additional interest of up to 0.25% per annum on the principal amount of the notes from February 18, 2015 until the exchange offer is completed, a shelf registration statement, if required, is declared effective or the restricted notes become freely tradable under the Securities Act. The Company believes the likelihood of occurrence of such event is remote and, as such, the Company has not recorded a related liability as of December 31, 2013.
9 ⅝% Senior Notes due 2018. During 2013, the Company repaid the entire outstanding $446 million principal plus accrued and unpaid interest.
8¼% Senior Notes due 2019. In March 2012, the Company issued a third tranche of 8¼% Senior Notes in the amount of $125 million at 103.5% of their face value, for aggregate proceeds of $129 million with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part at any time on or after October 15, 2014, at specified redemption prices, plus any accrued and unpaid interest through the redemption date. In December 2013, the Company purchased approximately $39 million of the aggregate principal amount.
9¾% Senior Notes due 2020. In April 2013, the Company purchased approximately $27 million of the aggregate principal amount.

6% Euro-denominated Senior Notes. In March 2013, the Company issued €250 million of 6% Euro-denominated Senior Notes due March 2021, at par, with interest payable semi-annually. The notes are unsecured obligations of the Company’s Avis Budget Finance plc subsidiary, are guaranteed on a senior basis by the Company and certain of its domestic subsidiaries and rank equally with all of the Company’s existing senior unsecured debt. The Company has the right to redeem these notes in whole or in part on or after April 1, 2016 at specified redemption prices, plus any accrued and unpaid interest. The Company used the proceeds from the issuance to partially fund the acquisition of Zipcar.

5½% Senior Notes due 2023. In April 2013, the Company completed an offering of $500 million of 5½% Senior Notes due April 2023. The notes were issued at par, with interest payable semi-annually. The Company has the right to redeem these notes in whole or in part on or after April 1, 2018 at specified redemption prices, plus any accrued and unpaid interest.

In connection with the issuance of the 5½% Senior Notes due 2023, the Company completed a cash tender offer pursuant to which approximately $326 million in aggregate principal amount of its 9⅝% Senior Notes due 2018 and approximately $27 million of the aggregate principal amount of its 9¾% Senior Notes due 2020 were purchased by the Company for $398 million plus accrued interest. In June 2013, the Company redeemed the remaining $124 million principal amount of the 9⅝% Senior Notes due 2018 for $139 million plus accrued interest.
The Floating Rate Senior Notes, the 4⅞% Senior Notes, 8¼% Senior Notes, the 9¾% Senior Notes, and the 5½% Senior Notes, in each case as described above, are senior unsecured obligations of the Company’s Avis Budget Car Rental, LLC (“ABCR”) subsidiary, are guaranteed by the Company and certain of its domestic subsidiaries and rank equally in right of payment with all of the Company’s existing and future senior unsecured indebtedness.
In connection with the debt amendments and repayments for the years ended December 31, 2013 and 2012, the Company recorded $147 million and $75 million in early extinguishment of debt costs, respectively.
DEBT MATURITIES
The following table provides contractual maturities of the Company’s corporate debt at December 31, 2013:

Year	Amount
2014	$89
2015	17
2016	16
2017	561
2018	11
Thereafter	2,700
$3,394

COMMITTED CREDIT FACILITIES AND AVAILABLE FUNDING ARRANGEMENTS
At December 31, 2013, the committed corporate credit facilities available to the Company and/or its subsidiaries were as follows:

	Total Capacity	Outstanding Borrowings	Letters of Credit Issued	Available Capacity
Senior revolving credit facility maturing 2018 (a)	$1,650	$—	$598	$1,052
Other facilities (b)	13	1	—	12
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(a)
The senior revolving credit facility bears interest at one-month LIBOR, plus 225 basis points. The senior revolving credit facility is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

(b)	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2013.
During 2013, the Company extended the maturity of the senior revolving credit facility from 2016 to 2018, expanded its borrowing capacity under the facility, and reduced its borrowing spread under the facility by 75 basis points.
At December 31, 2013, the Company had various uncommitted credit facilities available, which bear interest at rates of 0.52% to 2.50%, under which it had drawn approximately $4 million.
DEBT COVENANTS
The agreements governing the Company’s indebtedness contain restrictive covenants, including restrictions on dividends paid to the Company by certain of its subsidiaries, the incurrence of additional indebtedness by the Company and certain of its subsidiaries, acquisitions, mergers, liquidations, and sale and leaseback transactions. The Company’s senior credit facility contain financial and other covenants, including a maximum leverage ratio. As of December 31, 2013, the Company was in compliance with the financial covenants of its senior credit facility.